Loans and Allowance for Credit Losses - Schedule of Number of Loans Modified (Detail) - TDRs	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounts Notes And Loans Receivable [Line Items]
Number of Loans Modified	2	1	3	3	9	11	9
Forbearance Agreement
Accounts Notes And Loans Receivable [Line Items]
Number of Loans Modified				1	2		6
Rate Concession
Accounts Notes And Loans Receivable [Line Items]
Number of Loans Modified	1		2		2	5	2
Modified Terms and/or Other Concessions
Accounts Notes And Loans Receivable [Line Items]
Number of Loans Modified	1	1	1	2	5	6	1
Commercial and Industrial
Accounts Notes And Loans Receivable [Line Items]
Number of Loans Modified					6	5	1
Commercial and Industrial | Forbearance Agreement
Accounts Notes And Loans Receivable [Line Items]
Number of Loans Modified				1	2
Commercial and Industrial | Rate Concession
Accounts Notes And Loans Receivable [Line Items]
Number of Loans Modified			1		1
Commercial and Industrial | Modified Terms and/or Other Concessions
Accounts Notes And Loans Receivable [Line Items]
Number of Loans Modified					3	5
Consumer
Accounts Notes And Loans Receivable [Line Items]
Number of Loans Modified				2	2	6	7
Consumer | Rate Concession
Accounts Notes And Loans Receivable [Line Items]
Number of Loans Modified						5
Consumer | Modified Terms and/or Other Concessions
Accounts Notes And Loans Receivable [Line Items]
Number of Loans Modified	1	1	1	2	2	1
Small Business Lending
Accounts Notes And Loans Receivable [Line Items]
Number of Loans Modified	1		1		1		1
Small Business Lending | Forbearance Agreement
Accounts Notes And Loans Receivable [Line Items]
Number of Loans Modified							1
Small Business Lending | Rate Concession
Accounts Notes And Loans Receivable [Line Items]
Number of Loans Modified	1		1		1
Residential Real Estate | Consumer
Accounts Notes And Loans Receivable [Line Items]
Number of Loans Modified	1		1	1	1	5	7
Residential Real Estate | Consumer | Forbearance Agreement
Accounts Notes And Loans Receivable [Line Items]
Number of Loans Modified							5
Residential Real Estate | Consumer | Rate Concession
Accounts Notes And Loans Receivable [Line Items]
Number of Loans Modified						5	1
Residential Real Estate | Consumer | Modified Terms and/or Other Concessions
Accounts Notes And Loans Receivable [Line Items]
Number of Loans Modified	1		1	1	1		1
Other | Consumer
Accounts Notes And Loans Receivable [Line Items]
Number of Loans Modified		1		1	1	1
Other | Consumer | Modified Terms and/or Other Concessions
Accounts Notes And Loans Receivable [Line Items]
Number of Loans Modified		1		1	1	1
Energy Sector | Commercial and Industrial
Accounts Notes And Loans Receivable [Line Items]
Number of Loans Modified				1	5	2	1
Energy Sector | Commercial and Industrial | Forbearance Agreement
Accounts Notes And Loans Receivable [Line Items]
Number of Loans Modified				1	2
Energy Sector | Commercial and Industrial | Rate Concession
Accounts Notes And Loans Receivable [Line Items]
Number of Loans Modified					1		1
Energy Sector | Commercial and Industrial | Modified Terms and/or Other Concessions
Accounts Notes And Loans Receivable [Line Items]
Number of Loans Modified					2	2
General C&I | Commercial and Industrial
Accounts Notes And Loans Receivable [Line Items]
Number of Loans Modified			1		1	3
General C&I | Commercial and Industrial | Rate Concession
Accounts Notes And Loans Receivable [Line Items]
Number of Loans Modified			1
General C&I | Commercial and Industrial | Modified Terms and/or Other Concessions
Accounts Notes And Loans Receivable [Line Items]
Number of Loans Modified					1	3